Related Party Transactions (Details) (Calvin A. Wallen III, USD $)	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Tauren
Related party transactions
Amount due to related party	$ 899	$ 6,166		$ 14,537
Amount due from related party			2,730
Fossil
Related party transactions
Ownership interest in affiliated company held by related party (as a percent)	100.00%	100.00%
Amount due to related party	649,179	27,949	56,123	43,143
Amount due from related party	$ 94,335	$ 28,897	$ 22,770	$ 80,674